SEGMENT INFORMATION (Schedule Of Financial Information Concerning The Company's Reportable Segments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Service revenue	$ 27,990	$ 30,651
Product sales	21,712	15,236
Depreciation included in the cost of revenues	1,090	1,427
Gross profit	11,870	9,444
Other depreciation & amortization	575	597
Interest expense	737	969
Net income (loss)	4,176	654
Total assets	26,445	24,784
Capital expenditures	749	279
Industrial Services [Member]
Segment Reporting Information [Line Items]
Service revenue	27,990	30,651
Product sales	4,184	3,198
Depreciation included in the cost of revenues	908	1,066
Gross profit	6,578	6,720
Other depreciation & amortization	464	474
Interest expense	139	134
Net income (loss)	(250)	44
Total assets	18,951	20,396
Capital expenditures	493	134
Rail Services [Member]
Segment Reporting Information [Line Items]
Service revenue	0	0
Product sales	17,528	12,038
Depreciation included in the cost of revenues	182	361
Gross profit	5,292	2,724
Other depreciation & amortization	2	3
Interest expense	7	9
Net income (loss)	3,238	1,264
Total assets	4,681	3,643
Capital expenditures	206	8
Corporate [Member]
Segment Reporting Information [Line Items]
Service revenue	0	0
Product sales	0	0
Depreciation included in the cost of revenues	0	0
Gross profit	0	0
Other depreciation & amortization	109	120
Interest expense	591	826
Net income (loss)	1,188	(654)
Total assets	2,813	745
Capital expenditures	50	137
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Service revenue	0	0
Product sales	0	0
Depreciation included in the cost of revenues	0	0
Gross profit	0	0
Other depreciation & amortization	0	0
Interest expense	0	0
Net income (loss)	0	0
Total assets	0	0
Capital expenditures	$ 0	$ 0